Related party transactions	9 Months Ended
Sep. 30, 2026
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly. Key management personnel includes the Company’s Directors and Officers.

Compensation awarded to key management personnel for the three and nine months ended September 30, 2026 and 2025 is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Salaries and benefits	1,038	1,165	2,996	3,603
Share-based compensation	1,150	962	3,518	2,049
	2,188	2,127	6,514	5,652